SHORT-TERM BORROWING (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWING
Schedule of short-term borrowing from bank

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
September 1, 2020	Ambow Shida	Huaxia Bank	10,000	4.35%	September 1, 2021